RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

23. RELATED PARTY TRANSACTIONS

Mr. Yi’nan Li, the founder and a board member of the Company until June 8, 2018 and Mr. Changlong Sheng, a shareholder of the Company, provide joint liability guaranty for the 2017 BOC Loan, the 2018 BOC Loan and the 2019 BOC Loan (Note 11) borrowed by Jiangsu Xiaoniu. The 2019 BOC Loan was fully repaid by Jiangsu Xiaoniu in December 2019 and the guaranty was released correspondingly.